Summary of Significant Accounting Policies - Schedule of Significant Revenue and Expense (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Significant Revenue and Expense [Abstract]
Total revenues	$ 1,888,848	$ 622,690	$ 1,580,058
Less cost of revenues	270,828	182,181	405,628
Selling and marketing:
Employee expenses	326,575	146,601	185,483
Commission expenses		30,328	225,846
Other selling and marketing expenses		30,913	206,782
General and administrative:
Employee expenses	262,121	560,611	707,216
Stock compensation expense	3,259,600	573,000	92,963
Depreciation and amortization expense	200,232	488,130	610,369
Professional expenses	594,614	1,090,632	2,725,164
Research and development expenses		107,727
Other general and administrative	274,329	505,374	521,726
General and administrative - related parties		104,391	234,289
Provision for expected credit losses	543,912
Other segment items:
Gain from short-term investments	(164,784)	(109,964)	(89,474)
Interest income	(672,697)	(763,190)	(372,199)
Impairment loss on intangible assets	1,350,000	356,676
Gain on deconsolidation of VIE	63,056
Other income, net	(324,825)	(247,277)	(290,088)
Income tax (benefit) expense	(110,031)	93	14,833
Segment net loss	$ (3,857,970)	$ (2,433,536)	$ (3,598,480)